Accrued Payroll - Schedule of Accrued Payroll (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities, Current [Abstract]
Accrued payroll	$ 29,435	$ 27,704	$ 13,707
Accrued payroll taxes	564,095	542,460	463,274
Total	$ 593,530	$ 570,164	$ 476,981